Note 6 - Liabilities Related to Sale of Future Royalties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
Total liability related to sale of future royalties, start of period	$4,060
Non-cash royalty revenue paid to HCRP	(331)
Non-cash interest expense recognized	505
Total liability related to sale of future royalties, end of period	4,234
Current portion	(1,862)
Long-term portion	$2,372

Total liability related to sale of future royalties, start of year	$5,758
Non-cash royalty revenue paid to HCRP	(4,521)
Non-cash interest expense recognized	2,823
Total liability related to sale of future royalties, end of year	4,060
Current portion	(1,381)
Long-term portion	$2,679